Cover	9 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This amedment is being filed to comply with regulatins.
Entity Registrant Name	KAYA HOLDINGS, INC.
Entity Central Index Key	0001530746
Entity Primary SIC Number	2834
Entity Tax Identification Number	90-0898007
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	915 Middle River Drive
Entity Address, Address Line Two	Suite 316
Entity Address, City or Town	Ft. Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33304
City Area Code	954
Local Phone Number	892-6911
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	110 SE 6th Street
Entity Address, Address Line Two	Suite 2600
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	954
Local Phone Number	302-4162
Contact Personnel Name	Dale S. Bergman, Esq.